Estimates (Schedule of Other Non-Current Assets, net) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Unamortized financing costs (3 to 30 years)	$ 167	$ 152
Regulatory assets	86	93
Deferred Costs, Noncurrent	144	140
Restricted Cash and Cash Equivalents, Current	378	0
Other	147	148
Total other non-current assets, net	$ 922	$ 533